STATEMENTS OF COMBINED OPERATIONS - USD ($) shares in Thousands, $ in Thousands		3 Months Ended				12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Income Statement [Abstract]
Operating revenues		$ 286,562	[1],[2]	$ 200,072	[1],[2]	$ 851,339	[3],[4]	$ 732,272	[3],[4]	$ 632,936	[3],[4]
Operating expenses:
Operating and maintenance		19,460	[1],[5]	16,817	[1],[5]	77,649	[3],[6]	69,255	[3],[6]	69,478	[3],[6]
Selling, general and administrative		18,998	[1],[5]	17,400	[1],[5]	73,709	[3],[6]	72,470	[3],[6]	61,606	[3],[6]
Depreciation and amortization		27,385	[1],[7]	20,547	[1],[7]	99,681	[3],[8]	62,691	[3],[8]	49,895	[3],[8]
Amortization of intangible assets		10,386	[1],[7]	0	[1],[7]	5,540	[3],[8]	0	[3],[8]	0	[3],[8]
Total operating expenses		76,229	[1]	54,764	[1]	256,579	[3]	204,416	[3]	180,979	[3]
Operating income		210,333	[1]	145,308	[1]	594,760	[3]	527,856	[3]	451,957	[3]
Equity income		8,811	[1],[7],[9]	4,277	[1],[7],[9]	22,171	[8]	9,898	[8]	2,367	[8]
Other income		898	[1]	1,537	[1]	26,595	[3],[10]	37,011	[3],[10]	7,773	[3],[10]
Net interest expense		10,716	[1],[11]	7,926	[1],[11]	36,129	[3],[12]	16,766	[3],[12]	21,345	[3],[12]
Income before income taxes	[3]					585,226		548,101		438,385
Income tax expense (benefit)	[3]					0		10,147		(16,741)
Net income		209,326	[1],[7],[13]	143,196	[1],[7],[13]	585,226	[3],[8],[14]	537,954	[3],[8],[14]	455,126	[3],[8],[14]
Net income attributable to noncontrolling interests		2,493	[1]	0	[1]	734	[3]	0	[3]	0	[3]
Net income attributable to EQT Midstream Partners, LP		206,833	[1]	143,196	[1]	584,492	[3]	537,954	[3]	455,126	[3]
Calculation of limited partners' interest in net income:
Net income attributable to EQT Midstream Partners, LP		206,833	[1]	143,196	[1]	584,492	[3]	537,954	[3]	455,126	[3]
Less pre-acquisition income allocated to parent		(29,615)	[1]	0	[1]	(12,588)	[3]	(21,861)	[3]	(72,782)	[3]
Less general partner interest in net income - general partner units		(3,117)	[1]	(2,519)	[1]	(10,060)	[3]	(9,173)	[3]	(7,455)	[3]
Less general partner interest in net income - incentive distribution rights		(44,164)	[1]	(30,686)	[1]	(143,531)	[3]	(93,568)	[3]	(46,992)	[3]
Limited partners' interest in net income		$ 129,937	[1]	$ 109,991	[1]	$ 418,313	[3]	$ 413,352	[3]	$ 327,897	[3]
Net income per limited partner unit - basic (in USD per share)		$ 1.61	[1]	$ 1.36	[1]	$ 5.19	[3]	$ 5.21	[3]	$ 4.71	[3]
Net income per limited partner unit - diluted (in USD per share)		$ 1.61		$ 1.36		$ 5.19	[3]	$ 5.21	[3]	$ 4.70	[3]
Weighted average limited partner units outstanding – basic (in shares)		80,607	[1]	80,602	[1]	80,603	[3]	79,367	[3]	69,612	[3]
Weighted average limited partner units outstanding – diluted (in shares)		80,607		80,602		80,603	[3]	79,388	[3]	69,773	[3]

[1]	As discussed in Note B, the combined financial statements of EQT Midstream Partners, LP (EQM) have been retrospectively recast to include the pre-acquisition results of Rice Olympus Midstream LLC (ROM), Strike Force Midstream Holdings LLC (Strike Force) and Rice West Virginia Midstream LLC (Rice WV), which were acquired by EQM effective on May 1, 2018 (the May 2018 Acquisition), because this transaction was between entities under common control.
[2]	Operating revenues included affiliate revenues from EQT Corporation and subsidiaries (collectively, EQT) of $181.2 million and $143.4 million for the three months ended March 31, 2018 and 2017, respectively. See Note F.
[3]	As discussed in Note 2, the combined financial statements of EQT Midstream Partners, LP (EQM) have been retrospectively recast to include the pre-acquisition results of Rice Olympus Midstream LLC (ROM), Strike Force Midstream Holdings LLC (Strike Force) and Rice West Virginia Midstream LLC (Rice WV), which were acquired by EQM effective on May 1, 2018 (the May 2018 Acquisition), the Allegheny Valley Connector, LLC (AVC), Rager Mountain Storage Company LLC (Rager) and certain gathering assets (the Gathering Assets), which were acquired by EQM effective on October 1, 2016 (the October 2016 Acquisition), and the Northern West Virginia Marcellus gathering system (NWV Gathering), which was acquired by EQM on March 17, 2015, because these transactions were between entities under common control.
[4]	Operating revenues included affiliate revenues from EQT Corporation and subsidiaries (collectively, EQT) of $621.8 million, $551.4 million and $462.4 million for the years ended December 31, 2017, 2016 and 2015, respectively. See Note 5.
[5]	Operating and maintenance expense included charges from EQT of $10.5 million and $9.9 million for the three months ended March 31, 2018 and 2017, respectively. Selling, general and administrative expense included charges from EQT of $17.6 million and $16.4 million for the three months ended March 31, 2018 and 2017, respectively. See Note F.
[6]	Operating and maintenance expense included charges from EQT of $40.2 million, $34.2 million and $33.5 million for the years ended December 31, 2017, 2016 and 2015, respectively. Selling, general and administrative expense included charges from EQT of $69.7 million, $67.3 million and $55.1 million for the years ended December 31, 2017, 2016 and 2015, respectively. See Note 5.
[7]	As discussed in Note B, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.
[8]	As discussed in Note 2, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, AVC, Rager and the Gathering Assets, which were acquired by EQM effective on October 1, 2016, and NWV Gathering, which was acquired by EQM on March 17, 2015, because these transactions were between entities under common control.
[9]	Represents equity income from Mountain Valley Pipeline, LLC (the MVP Joint Venture). See Note G.
[10]	For the year ended December 31, 2017, other income included equity income from Mountain Valley Pipeline, LLC (MVP Joint Venture) of $22.2 million. For the year ended December 31, 2016, other income included distributions received from EQT Energy Supply, LLC (EES) of $8.3 million and equity income from the MVP Joint Venture of $9.9 million. For the year ended December 31, 2015, other income included equity income from the MVP Joint Venture of $2.4 million. See Note 6.
[11]	Net interest expense included interest income on the preferred interest (the Preferred Interest) in EQT Energy Supply, LLC (EES) of $1.7 million for the three months ended March 31, 2018 and 2017.
[12]	For the years ended December 31, 2017 and 2016, net interest expense included interest income on the preferred interest (the Preferred Interest) in EES of $6.8 million and $1.7 million, respectively.
[13]	As discussed in Note B, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.
[14]	As discussed in Note 2, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, AVC, Rager and the Gathering Assets, which were acquired by EQM effective on October 1, 2016, and NWV Gathering, which was acquired by EQM on March 17, 2015, because these transactions were between entities under common control.